Determination of fair values	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Determination of fair values
21. Determination of fair values
Certain of the Company’s accounting policies and disclosures require the determination of fair value for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes using the following methods.
Financial assets and financial liabilities
In establishing fair value, the Company uses a fair value hierarchy based on levels as defined below:
•Level 1: defined as observable inputs such as quoted prices in active markets.
•Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
•Level 3: defined as inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.
The Company has determined that, excluding the derivative financial instrument, the carrying amounts of its current financial assets and financial liabilities approximate their fair value given the short-term nature of these instruments.
The fair value of the variable interest rate non-current liabilities approximates the carrying amount as the liabilities bear interest at a rate that varies according to the market rate.
As at December 31, 2023 and December 31, 2022, financial instruments measured at fair value in the Consolidated Financial Statements of financial position were as follows:

	Notes	Fair value hierarchy	2023	2022
			$	$
Assets
Investments measured at fair value through profit or loss		Level 1	1,255	1,002
Derivative financial asset - Interest rate swap		Level 2	677	—
Investments measured at fair value through profit or loss		Level 3	2,444	2,148
Investment in equity instrument designated at fair value through other comprehensive income		Level 3	25,862	—
Advances to a third party independent sales organization		Level 3	—	2,154

Liabilities
Derivative financial liability - Interest rate swap		Level 2	7,780	—
Interest rate swap
In September 2023, the Company entered into an interest rate swap agreement with a notional amount of $300,000 and a fixed interest rate of 4.67% maturing September 30, 2026 to hedge a portion of its future variable interest payments. This derivative is carried at fair value and is presented in other current assets and liabilities and other non-current liabilities in the consolidated statements of financial position.
Fair value of the interest rate swap is calculated as the present value of the estimated future cash flows. Estimated future cash flows are discounted using a yield curve which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps.
Level 3 fair value measurement items
The following table presents the changes in level 3 items for the years ended December 31, 2023 and 2022:

	Advances to a third party independent sales organization	Investments measured at fair value through profit or loss	LPP put option liability	Contingent considerations	Investment measured at fair value through other comprehensive income
	$	$	$	$	$
Balance as at December 31, 2021	16,616	1,148	531	3,004	—
Settlement	—	—	—	(2,012)	—
Acquisition	—	1,000	—	—
Merchant residuals received, net of interest on advances to a third parties	(1,495)	—	—	—	—
Settlement of advances to a third party	(12,967)	—	—	—	—
Fair value remeasurement	—	—	(531)	(992)	—
Balance as at December 31, 2022	2,154	2,148	—	—	—
Acquisition	—	1,270	—	—	25,000
Merchant residuals received, net of interest on advances to a third parties	(108)	—	—	—	—
Settlement of advances to a third party	(2,046)	—	—	—	—
Effect of movements in exchange rates	—	—	—	—	862
Fair value remeasurement	—	(974)	—	—	—
Balance as at December 31, 2023	—	2,444	—	—	25,862
Fair value remeasurement of level 3 instruments is recognized in selling, general and administrative expenses. Investments measured at fair value through profit and loss and through other comprehensive income are recognized on the statement of financial position in other non-current assets. Below are the assumptions and valuation methods used in the level 3 fair value measurements:
•On March 15, 2023, the Company acquired an equity interest in a private company for a total cash consideration of $25,000. The company designated this equity investment at fair value through other comprehensive income. The fair value is estimated using a market approach, which is the revenue multiple.
•As at December 31, 2023, the fair value of the contingent consideration for the Mazooma acquisition is nil (nil for December 2022). The fair value of the contingent consideration is determined using a formula specified in the purchase agreement. The main assumption is the forecast of financial performance. The maximum contingent consideration that could be paid if the future financial targets are met is $331,658 thousands Canadian dollars ($250,365).
LPP put option liability
On February 4, 2022, the Company received a put option exercise notice from the LPP NCI unit holders which obligated the Company to purchase the remaining 40% interest in LPP at fair market value. On April 7, 2022, the Company completed the purchase of the remaining 40% interest in LPP for a cash consideration of $39,751.